Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 180,552	$ 137,298
Accounts receivable, net of allowance for doubtful accounts of $6,299 and $5,729, respectively	[1]	109,384	134,225
Net investment in direct financing and sales-type leases		40,940	39,270
Container leaseback financing receivable		20,547
Trading containers		11,330	40,852
Containers held for sale		41,884	21,874
Prepaid expenses and other current assets	[1]	14,816	23,139
Due from affiliates, net		1,880	1,692
Total current assets		421,333	398,350
Restricted cash		97,353	87,630
Containers, net of accumulated depreciation of $1,443,167 and $1,322,221, respectively		4,156,151	4,134,016
Net investment in direct financing and sales-type leases		254,363	127,790
Container leaseback financing receivable		251,111
Fixed assets, net of accumulated depreciation of $12,266 and $11,525, respectively		1,128	2,066
Intangible assets, net of accumulated amortization of $45,359 and $43,266, respectively		5,291	7,384
Derivative instruments		135	5,555
Deferred taxes		1,388	2,087
Other assets		14,364	3,891
Total assets		5,202,617	4,768,769
Current liabilities:
Accounts payable and accrued expenses	[1]	23,404	27,297
Container contracts payable		9,394	42,710
Other liabilities		2,636	219
Due to container investors, net	[1]	21,978	30,672
Debt, net of unamortized costs of $8,120 and $5,738, respectively		242,433	191,689
Total current liabilities		299,845	292,587
Debt, net of unamortized costs of $21,446 and $22,248, respectively		3,555,296	3,218,138
Derivative instruments		13,778	3,639
Income tax payable		9,909	9,570
Deferred taxes		7,789	7,039
Other liabilities		30,355	1,805
Total liabilities		3,916,972	3,532,778
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 58,326,555 shares issued and 56,817,918 shares outstanding at 2019; 58,032,164 shares issued and 57,402,164 shares outstanding at 2018		583	581
Treasury shares, at cost, 1,508,637 and 630,000 shares, respectively		(17,746)	(9,149)
Additional paid-in capital		410,595	406,083
Accumulated other comprehensive loss		(511)	(436)
Retained earnings		866,458	809,734
Total Textainer Group Holdings Limited shareholders’ equity		1,259,379	1,206,813
Noncontrolling interest		26,266	29,178
Total equity		1,285,645	1,235,991
Total liabilities and equity		$ 5,202,617	$ 4,768,769

[1]	Certain amounts for the year ended December 31, 2018 have been reclassified to report the gross amounts of accounts receivable, prepaid expenses, accounts payable and accrued expenses arising from the managed fleet instead of the net presentation (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods” and Note 1 (u) “Reclassifications and Changes in Presentation “).